Goodwill and Other Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade name [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	$ 405	$ 416
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(11)
Deconsolidated subsidiary of intangible assets at cost	(403)
Ending Balance of intangible assets at cost		405
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment	101	64
Amortization expense	34	37
Ending Balance of accumulated amortization and impairment		101
Net intangible assets at cost		304
Deconsolidated subsidiary of Accumulated amortization and impairment	(135)
Customers relationships [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	1,693	1,732
Adjustments arising from translating financial statements from functional currency to presentation currency	(7)	(39)
Deconsolidated subsidiary of intangible assets at cost	(1,403)
Ending Balance of intangible assets at cost	283	1,693
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment	348	217
Amortization expense	118	131
Ending Balance of accumulated amortization and impairment		348
Net intangible assets at cost	283	1,345
Deconsolidated subsidiary of Accumulated amortization and impairment	(466)
Licenses [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	1,648	1,661
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(13)
Deconsolidated subsidiary of intangible assets at cost	(446)
Ending Balance of intangible assets at cost	1,200	1,648
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment
Amortization expense
Ending Balance of accumulated amortization and impairment
Net intangible assets at cost	1,200	1,648
Deconsolidated subsidiary of Accumulated amortization and impairment
Technology [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	430	430
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary of intangible assets at cost
Ending Balance of intangible assets at cost	430	430
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment	430	430
Amortization expense
Ending Balance of accumulated amortization and impairment	430	430
Net intangible assets at cost
Deconsolidated subsidiary of Accumulated amortization and impairment
Goodwill [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	2,253	2,290
Adjustments arising from translating financial statements from functional currency to presentation currency	(6)	(37)
Deconsolidated subsidiary of intangible assets at cost	(1,230)
Ending Balance of intangible assets at cost	1,017	2,253
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment
Amortization expense
Ending Balance of accumulated amortization and impairment
Net intangible assets at cost	1,017	2,253
Deconsolidated subsidiary of Accumulated amortization and impairment
At cost [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	6,429	6,529
Adjustments arising from translating financial statements from functional currency to presentation currency	(17)	(100)
Deconsolidated subsidiary of intangible assets at cost	(3,482)
Ending Balance of intangible assets at cost	2,930	6,429
Accumulated amortization and impairment [Member]
Accumulated amortization and impairment:
Beginning Balance of accumulated amortization and impairment	879	711
Amortization expense	152	168
Ending Balance of accumulated amortization and impairment	430	879
Net intangible assets at cost	2,500	$ 5,550
Deconsolidated subsidiary of Accumulated amortization and impairment	$ (601)